Related Party Transactions (Details) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Share based compensation	$ 1,089	$ 2,757
Salaries, bonus and other benefits	764	310
Key Management Personnel Compensation	$ 1,853	$ 3,067